RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Text Block]
11.	RELATED PARTY TRANSACTIONS

DOSA – DOSA is a consulting firm owned by the Company’s CEO. DOSA provides the Company with use of its employees and office space. Services provided by NMC are also at times coordinated for the Company by DOSA. No management fees are billed to the Company for these services. Details of these transactions are provided below. The CEO’s salary and reimbursable expenses are also paid to DOSA.

The following table provides details of transactions between the Company and DOSA for the three and six month periods ended June 30, 2013 and 2012.

	Three Months	Three Months	Six Months	Six Months
	Ended	Ended	Ended	Ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012

Wage and rent reimbursements	$4,125	$20,262	$8,250	$20,262

No amounts were due to DOSA at June 30, 2013 or December 31, 2012 for wage or rent reimbursements.

NMC - Pursuant to option assignment agreements related to both the Columbus and Red Mountain projects, the Company granted a 5% net smelter return royalty to NMC. NMC is the Company’s largest shareholder. NMC and its affiliates own approximately 29% of the Company’s outstanding common stock. The Columbus Project and the Red Mountain Project are further discussed in Note 3.

The Company utilizes the services of NMC to provide technical assistance and financing related activities. These services related primarily to the Columbus Project and the Red Mountain Project. In addition to the above services, NMC provided dedicated use of its laboratory, instrumentation, milling equipment and research facilities. NMC provided invoices for these fees plus expenses.

The following table provides details of transactions between the Company and NMC for the three and six month periods ended June 30, 2013 and 2012.

	Three Months	Three Months	Six Months	Six Months
	Ended	Ended	Ended	Ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012

Reimbursement of expenses	$5,656	$7,378	$12,762	$22,837
Consulting services provided	105,000	105,000	210,000	210,000

Mineral and exploration expense – related party	$110,656	$112,378	$222,762	$232,837

Equipment purchases	-	50,000	25,000	50,000

For the six month period ended June 30 2013 all NMC transactions were invoiced by DOSA. For the six month period ended June 30, 2012, $112,378 of the NMC fees and reimbursements were invoiced by DOSA. At June 30, 2013, the Company owed DOSA $1,207 for NMC reimbursements. At December 31, 2012, the Company owed DOSA $36,151 for NMC fees and reimbursements.

McNeil Consulting Group, LLC (“MCG”) – MCG is a consulting firm owned by an affiliate of NMC. MGC provides the Company with management advisory services. The Company incurred total fees to MCG of $15,000 and $30,000 during the three and six month periods ended June 30, 2013, respectively. At June 30, 2013, the Company owed MCG $12,500. No consulting fees were incurred from MGC for the six month period ended June 30, 2012. At December 31, 2012, the Company owed MCG $12,500.

Former Officers - Due to related parties includes amounts due to former officers of the Company. At June 30, 2013 and 2012, the remaining amount of due to related parties was $23,290, respectively.

11.	RELATED PARTY TRANSACTIONS

DOSA Consulting, LLC (“DOSA”) – DOSA is a consulting firm owned by the Company’s CEO. DOSA provides the Company with use of its employees and office space. The total fees paid to DOSA for these services were $36,762 for the year ended December 31, 2012. Services provided by NMC are also at times coordinated for the Company by DOSA. No management fees are billed to the Company for these services. The total fees billed to the Company by DOSA for NMC’s services were $361,904 for the year ended December 31, 2012. At December 31, 2012, the Company owed DOSA $36,151 for services provided by NMC. The CEO’s salary and reimbursable expenses are also paid to DOSA.

The Company had a lease agreement for mining claims with DDB Syndicate. The Company’s CEO is the indirect owner of a 1/8 interest in the DDB Syndicate. The mining lease agreement provided the Company with an option to purchase the DDB Claims and on November 20, 2012, the Company exercised that option. The net option payment paid to DOSA was $22,469.

NMC - Pursuant to option assignment agreements related to both the Columbus and Red Mountain projects, the Company granted a 5% net smelter return royalty to NMC. NMC is the Company’s largest shareholder, owning approximately 29% of the Company’s outstanding common stock. The Columbus Project and the Red Mountain Project are further discussed in Note 3.

The Company utilizes the services of NMC to provide technical assistance and financing related activities. These services related primarily to the Columbus Project and the Red Mountain Project. In addition to the above services, NMC provided dedicated use of its laboratory, instrumentation, milling equipment and research facilities. NMC provided invoices for these fees plus expenses.

For the year ended December 31, 2012, the Company incurred total fees and reimbursement of expenses to NMC of $420,000 and $62,362, respectively. Additionally, the Company paid NMC $50,000 for equipment purchases. Of this amount, $361,904 was invoiced by DOSA on behalf of NMC. At December 31, 2012, the Company owed DOSA $36,151 for services provided by NMC.

For the year ended December 31, 2011, the Company incurred total fees and reimbursements of expenses to NMC of $420,000 and $101,478, respectively. Additionally, the Company paid NMC $195,000 as a deposit on equipment purchases. At December 31, 2011, the Company had an outstanding balance due to NMC $42,181.

McNeil Consulting Group, LLC (“MCG”) – MCG is a consulting firm owned by an affiliate of NMC. MGC provides the Company with management advisory services. The Company incurred total fees to MCG of $37,500 and expense reimbursement of $91 during the year ended December 31, 2012. At December 31, 2012, the Company owed MCG $12,500.

Director - For the year ended December 31, 2011, the Company incurred consulting fees of $2,000 for services performed by one of its independent directors, Mark Brennan. These fees were in addition to director fees.

Former Officers - Due to related parties includes amounts due to former officers of the Company. At December 31, 2012 and 2011, the remaining amount of due to related parties was $23,290, respectively.